Investment Strategy	Jan. 31, 2026
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in emerging market countries (the “80% Policy”). A company will be considered to be located in an emerging market country if it is domiciled in and tied economically to one or more emerging market countries and may include a company’s stock which is trading in the form of a depositary receipt. Emerging market countries are generally countries not considered to be developed market countries, and therefore not included in the MSCI World Index. The Fund intends to invest primarily in securities issued by companies located in countries included in the MSCI Emerging Markets Index or the MSCI Frontier Markets Index. The MSCI Emerging Markets Index is an unmanaged index of common stocks of issuers in emerging markets countries. The MSCI Frontier Markets Index is an unmanaged index of common stocks of issuers in countries that have less-developed economies and financial markets than more established emerging markets, and often have more restrictions on foreign stock ownership. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries. The Fund may invest in securities issued by companies with a broad range of market capitalizations, including those of smaller, less seasoned companies. More than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”). The Fund may also lend its securities.
The Fund seeks to employ a top-down, disciplined and systematic investment process that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers. This rules-based strategy utilizes targeted allocation and systematic  rebalancing to take advantage of certain quantitative and behavioral characteristics of emerging markets identified by the portfolio managers. The investment process is periodically re-evaluated and may be adjusted to ensure that the process is consistent with the Fund’s investment objective and strategies. The portfolio managers select and allocate across countries based on factors such as size, liquidity, level of economic development, local economic diversification, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is, the Fund intends to allocate its portfolio holdings to more emerging market countries rather than fewer emerging market countries. Relative to capitalization-weighted country indexes, the Fund’s individual country allocation targets seek to emphasize the less represented emerging market countries and attempt to reduce concentration risks relative to a capitalization-weighted index. The Fund’s country allocations are typically rebalanced to their target weights if they exceed a certain pre-determined overweight or fall below a certain pre-determined underweight. Rebalancing is intended to reduce exposure to countries with strong relative performance and increasing exposure to countries which have underperformed. The frequency of rebalancing depends on the volatility and trading costs of the individual country. At the portfolio level and within each country, the Fund seeks to maintain exposure across key economic sectors. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers use a quantitative model to select individual securities as representatives of their economic sectors and generally weigh them by their relative capitalization within that sector.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in emerging market countries (the “80% Policy”). A company will be considered to be located in an emerging market country if it is domiciled in and tied economically to one or more emerging market countries and may include a company’s stock which is trading in the form of a depositary receipt. Emerging market countries are generally countries not considered to be developed market countries, and therefore not included in the MSCI World Index. The Fund intends to invest primarily in securities issued by companies located in countries included in the MSCI Emerging Markets Index or the MSCI Frontier Markets Index. The MSCI Emerging Markets Index is an unmanaged index of common stocks of issuers in emerging markets countries. The MSCI Frontier Markets Index is an unmanaged index of common stocks of issuers in countries that have less-developed economies and financial markets than more established emerging markets, and often have more restrictions on foreign stock ownership. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries. The Fund may invest in securities issued by companies with a broad range of market capitalizations, including those of smaller, less seasoned companies. More than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”). The Fund may also lend its securities.
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities (the “80% Policy”). Equity securities generally represent an ownership interest in an issuer or may be convertible into or represent a right to acquire an ownership interest in an issuer. The Fund invests primarily in companies domiciled in and tied economically to one or more countries represented in the MSCI Europe, Australasia, Far East Index (“MSCI EAFE Index”) and may include securities trading in the form of depositary receipts. The MSCI EAFE Index is an unmanaged index of approximately 700 companies. The Fund may invest in securities of companies with a broad range of market capitalizations, including those of smaller, less seasoned companies. The Fund may invest in publicly-traded real estate investment trusts (“REITs”). The Fund intends to invest in not less than five different countries and more than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also lend its securities.
The Fund seeks to employ a top-down, disciplined and systematic investment process that emphasizes broad exposure and diversification among developed markets outside of the United States, economic sectors and issuers. This rules-based strategy utilizes targeted allocation and systematic  rebalancing to take advantage of certain quantitative and behavioral characteristics of developed markets identified by the portfolio managers. The investment process is periodically re-evaluated and may be adjusted to ensure that the process is consistent with the Fund’s investment objective and strategies. The portfolio managers select and allocate across countries based on factors such as market capitalization, volatility, correlation to other markets, liquidity, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is the Fund intends to allocate its portfolio holdings to more developed markets outside of the United States rather than fewer developed markets. Relative to capitalization-weighted country indexes, the Fund’s individual country allocation targets seek to emphasize the less represented developed markets and attempt to reduce concentration risks relative to a capitalization-weighted index. The Fund’s country allocations are typically rebalanced to their target weights if they exceed a certain pre-determined overweight or fall below a certain pre-determined underweight. The frequency of rebalancing depends on the volatility and trading costs of the individual country. This is intended to reduce exposure to countries with strong relative performance and increasing exposure to countries which have underperformed. The Fund seeks to maintain exposure across key economic sectors. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers use a quantitative model to select individual securities as representatives of their countries and economic sectors. The model includes factors such as beta, or a stock’s historical sensitivity to movements in the global equity market, with the objective of reducing portfolio risk and maintaining broad diversification.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities (the “80% Policy”). Equity securities generally represent an ownership interest in an issuer or may be convertible into or represent a right to acquire an ownership interest in an issuer. The Fund invests primarily in companies domiciled in and tied economically to one or more countries represented in the MSCI Europe, Australasia, Far East Index (“MSCI EAFE Index”) and may include securities trading in the form of depositary receipts. The MSCI EAFE Index is an unmanaged index of approximately 700 companies. The Fund may invest in securities of companies with a broad range of market capitalizations, including those of smaller, less seasoned companies. The Fund may invest in publicly-traded real estate investment trusts (“REITs”). The Fund intends to invest in not less than five different countries and more than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also lend its securities.
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its objective by investing in a base portfolio that is generally comprised of an approximately equal mix of equity securities and money market instruments. The Fund writes (sells) call options on the S&P 500® Index, a broad-based  U.S. stock market index, and/or a substitute for the S&P 500® Index (the “S&P 500® Index” or the “Index”) on substantially the full value of the Fund’s equity securities. The Fund also writes (sells) put options on the S&P 500® Index or a substitute for such Index on substantially the full value of the Fund’s money market instrument holdings.
The Fund employs a top-down, disciplined and systematic investment process that seeks to take advantage of the volatility risk premium,  i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option. Actual, or realized, options volatility may be higher or lower than anticipated. The Fund will generally write short tenor call and put options, typically with initial maturity of six weeks or less, and that are “out of the money” at the time of the initiation. That is, the exercise price of the call options sold generally will be above the current price level of the Index when written and the exercise price of put options sold generally will be below the current price level of the Index when written. Put and call options will normally: be held until expiration when they will expire worthless; be settled by a cash payment from the Fund; or be closed through an offsetting position. The Fund’s expected performance is defensive when compared to a long-only equity portfolio. The investment process is periodically reevaluated and may be adjusted to ensure that the process is consistent with the Fund’s investment objective and strategies.
The Fund generally seeks to implement its options strategy so that its options contracts qualify as “section 1256 contracts” as defined in the Internal Revenue Code of 1986, as amended (the “Code”). Under the Code, capital gains and losses on section 1256 contracts are generally recognized annually based on the marked-to-market value of open options positions at tax year end, with gains or losses treated as 60% long-term and 40% short-term, regardless of the holding period. The Fund intends to limit the overlap between its stock holdings and the S&P 500® Index to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. As discussed below, straddles generally are subject to disadvantageous treatment under the Code.
The Fund’s equity investments consist of a diversified portfolio of common stocks that seeks to approximate the pretax total return performance of the S&P 500® Index. The Fund’s money market instrument investments consist primarily of U.S. Treasury securities with a maximum remaining maturity of one year or less and may also include high grade investments with effective maturities of one year or less, including commercial paper issued by banks and corporations. The Fund may also invest in an affiliated investment company that invests in money market instruments. High-grade instruments are rated A or higher by a rating agency or deemed to be of comparable quality by the investment adviser. The Fund’s asset allocation mix between equities and money market instruments is rebalanced periodically. The Fund may also lend its securities.
In selecting the Fund’s equity investments, the portfolio managers employ a disciplined and systematic investment process to invest in a diversified portfolio of common stocks with risk and return characteristics in aggregate similar to those of the S&P 500® Index. The Fund may engage in a systematic program of tax-loss harvesting (i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) in its equity portfolio.

Strategy Portfolio Concentration [Text]	The Fund pursues its objective by investing in a base portfolio that is generally comprised of an approximately equal mix of equity securities and money market instruments. The Fund writes (sells) call options on the S&P 500® Index, a broad-based U.S. stock market index, and/or a substitute for the S&P 500® Index (the “S&P 500® Index” or the “Index”) on substantially the full value of the Fund’s equity securities. The Fund also writes (sells) put options on the S&P 500® Index or a substitute for such Index on substantially the full value of the Fund’s money market instrument holdings.